Investment Managers Series Trust II

235 W. Galena Street

Milwaukee, Wisconsin 53212

February 9, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894 on behalf

of Altrius Enhanced Income Fund and MarketGrader 100

Enchanced Index Fund (the “Funds”)

Ladies and gentlemen:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Fees and Expenses (Item 3 to Form N1-A) and Investment, Risk, and Performance (Item 4 to Form N1-A) in the Prospectus for the Funds, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on January 31, 2018 (Accession No. 0001398344-18-001248). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

/s/ JOY AUSILI

Joy Ausili

Investment Managers Series Trust II